AB Small Cap Value Portfolio
AB SMALL CAP VALUE PORTFOLIO
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 67 of this Prospectus, in Appendix B--Financial Intermediary Waivers of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 132 of the Fund’s Statement of Additional Information (“SAI”).

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AB Small Cap Value Portfolio	CLASS A SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none
Exchange Fee	none		none		none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage <br/>of the value of your investment)
Annual Fund Operating Expenses - AB Small Cap Value Portfolio		CLASS A	CLASS C	ADVISOR CLASS
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses: Transfer Agent		0.01%	0.06%	0.01%
Other Expenses		0.19%	0.14%	0.19%
Total Other Expenses		0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.26%	2.01%	1.01%
Fee Waiver and/or Expense Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25%	2.00%	1.00%
[1]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund until February 28, 2020 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.25%, 2.00% and 1.00% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares (“expense limitations”). The expense limitations will remain in effect until February 28, 2020 and will continue thereafter from year to year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period. Any fees waived and expenses borne by the Adviser through December 2, 2015 under the expense limitations in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s covered operating expenses to exceed the expense limitations. In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB Small Cap Value Portfolio - USD ($)	CLASS A	CLASS C		ADVISOR CLASS
After 1 Year	$ 547	$ 303	[1]	$ 102
After 3 Years	807	630		321
After 5 Years	1,086	1,082		557
After 10 Years	$ 1,882	$ 2,337		$ 1,235
[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in a portfolio of equity securities of small-capitalization U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small-capitalization companies. For purposes of this policy, small-capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2000(R) Value Index and the greater of $2.5 billion or the largest company in the Russell 2000(R) Value Index. As of December 31, 2018, the market capitalization range of the Russell 2000(R) Value Index was between $26 million and $5.3 billion.

The Fund invests in companies that are determined by the Adviser to be undervalued, using the Adviser’s fundamental value approach. In selecting securities for the Fund, the Adviser uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of the securities.

The Adviser looks for companies with attractive valuation (for example, with low price to book value ratios) and compelling quality factors (for example, momentum and return on equity). The Adviser then uses this information to calculate an expected return. Returns and rankings are updated on a daily basis. The rankings are used to determine prospective candidates for further fundamental research and, subsequently, possible addition to the Fund. Typically, the Adviser’s fundamental research analysts focus their research on the most attractive 20% of the companies in the small-capitalization universe as defined above.

The Adviser typically projects a company’s financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. The Adviser focuses on the valuation implied by the current price, relative to the earnings the company is projected to generate five years from now, or “normalized” earnings, assuming average mid-economic cycle growth for the fifth year.

The Adviser generally sells a security when it no longer meets appropriate valuation criteria, although sales may be delayed when return trends are favorable. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies will not cause the Adviser to dispose of the security.

The Adviser seeks to manage the overall portfolio volatility relative to the Russell 2000(R) Value Index by favoring promising securities that offer the best balance between return and targeted risk.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund’s assets will fluctuate as the stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund’s value approach, may underperform the market generally.
  CAPITALIZATION RISK: Investments in small-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund’s performance changed from year to year over the life of the Fund; and
  how the Fund’s average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments--Mutual Funds”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 13.09%, 4TH QUARTER, 2016; AND WORST QUARTER WAS DOWN -20.14%, 4TH QUARTER, 2018.
PERFORMANCE TABLE<br/>AVERAGE ANNUAL TOTAL RETURNS<br/><br/>(For the periods ended December 31, 2018)
Average Annual Total Returns - AB Small Cap Value Portfolio		1 YEAR	SINCE INCEPTION [2]	INCEPTION DATE
CLASS A	[1]	(20.20%)	3.09%	Dec. 03, 2014
CLASS A | Return After Taxes on Distributions	[1]	(21.29%)	2.32%	Dec. 03, 2014
CLASS A | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(11.16%)	2.42%	Dec. 03, 2014
CLASS C		(18.04%)	3.40%	Dec. 03, 2014
ADVISOR CLASS		(16.48%)	4.44%	Dec. 03, 2014
Russell 2000(R) Value Index (reflects no deduction for fees, expenses or taxes)		(12.86%)	3.94%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for all classes is 12/3/14.